Investment securities - Balances recognised (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Investment securities
Investment securities	$ 76,465	$ 83,417
FVOCI
Investment securities
Investment securities	75,284	82,482
Amortised cost
Investment securities
Investment securities	1,181	935
Amortised cost | Gross amount
Investment securities
Investment securities	1,187	938
Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(6)	(3)
Government and semi-government debt securities
Investment securities
Investment securities	61,606
Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	60,427	66,421
Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	1,185	900
Other debt securities
Investment securities
Investment securities	14,469
Other debt securities | FVOCI
Investment securities
Investment securities	14,467	15,784
Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	2	38
Equity securities
Investment securities
Investment securities	390
Equity securities | FVOCI
Investment securities
Investment securities	390	277
Parent Entity
Investment securities
Investment securities	70,176	77,863
Parent Entity | FVOCI
Investment securities
Investment securities	70,099	77,814
Parent Entity | Amortised cost
Investment securities
Investment securities	77	49
Parent Entity | Amortised cost | Gross amount
Investment securities
Investment securities	79	50
Parent Entity | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(2)	(1)
Parent Entity | Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	57,233	63,057
Parent Entity | Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	77	48
Parent Entity | Other debt securities | FVOCI
Investment securities
Investment securities	12,709	14,682
Parent Entity | Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	2	2
Parent Entity | Equity securities | FVOCI
Investment securities
Investment securities	$ 157	$ 75